Intangible assets, net - Intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Intangible assets, net
Intangible assets	$ 73,413	$ 66,927
Less: accumulated amortization	(32,291)	(24,236)
Less: impairment	(453)	(487)
Intangible assets, net	40,669	42,204
Software
Intangible assets, net
Intangible assets	24,468	22,406
Distribution and licensing rights
Intangible assets, net
Intangible assets	29,190	25,248
Trademark
Intangible assets, net
Intangible assets	41	37
Patents
Intangible assets, net
Intangible assets	370	362
Developed technology
Intangible assets, net
Intangible assets	$ 19,344	$ 18,874